Property and Equipment, Net	12 Months Ended
Aug. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Furniture	28,603	45,833	6,711
Electronic equipment	82,118	121,036	17,721
Vehicles	1,480	2,594	380
Leasehold improvements	431,118	634,546	92,906
Buildings	32,179	44,776	6,556
	575,498	848,785	124,274
Less: accumulated depreciation	(319,916)	(412,953)	(60,463)

Construction in progress	16,644	14,158	2,073
Property and equipment, net	272,226	449,990	65,884

For the years ended August 31, 2016, 2017 and 2018, the Group recorded depreciation expenses of RMB53,033,  RMB62,483 and RMB112,294  (US$16,441), respectively.

No impairment charges were recognized on the property and equipment for the years ended August 31, 2016, 2017 and 2018.